Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 0	$ 161.8
Additions	0	89.6
Capitalized interest and loan related costs	0	3.9
Re-classified as Drilling Rigs	0	(255.3)
Closing balance	$ 0	$ 0